UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21147

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Municipal Bond Funds
Semi-Annual Report
March 31, 2025

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report March 31, 2025
Eaton Vance
Municipal Bond Funds

Eaton Vance
Municipal Bond Fund
March 31, 2025
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	(3.54)%	0.32%	0.12%	2.17%
Fund at Market Price	—	(4.58)	2.00	0.24	2.28

Bloomberg Municipal Bond Index	—	(1.44)%	1.22%	1.07%	2.12%
% Premium/Discount to NAV[3]
As of period end	(7.77)%
Distributions [4]
Total Distributions per share for the period	$0.30
Distribution Rate at NAV	5.64%
Taxable-Equivalent Distribution Rate at NAV	9.53
Distribution Rate at Market Price	6.11
Taxable-Equivalent Distribution Rate at Market Price	10.33
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	35.18%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Bond Fund
March 31, 2025
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
California Municipal Bond Fund
March 31, 2025
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	(3.79)%	(0.49)%	0.12%	1.91%
Fund at Market Price	—	(1.35)	3.29	1.91	2.10

Bloomberg Municipal Bond Index	—	(1.44)%	1.22%	1.07%	2.12%
% Premium/Discount to NAV[3]
As of period end	(5.41)%
Distributions [4]
Total Distributions per share for the period	$0.25
Distribution Rate at NAV	5.11%
Taxable-Equivalent Distribution Rate at NAV	11.12
Distribution Rate at Market Price	5.40
Taxable-Equivalent Distribution Rate at Market Price	11.76
% Total Leverage[5]
RIB Financing	28.16%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
California Municipal Bond Fund
March 31, 2025
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
New York Municipal Bond Fund
March 31, 2025
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Paul Metheny, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	(5.12)%	(1.29)%	(0.72)%	1.17%
Fund at Market Price	—	(2.24)	2.79	0.29	1.61

Bloomberg Municipal Bond Index	—	(1.44)%	1.22%	1.07%	2.12%
% Premium/Discount to NAV[3]
As of period end	(5.85)%
Distributions [4]
Total Distributions per share for the period	$0.25
Distribution Rate at NAV	4.96%
Taxable-Equivalent Distribution Rate at NAV	10.28
Distribution Rate at Market Price	5.27
Taxable-Equivalent Distribution Rate at Market Price	10.92
% Total Leverage[5]
RIB Financing	29.87%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New York Municipal Bond Fund
March 31, 2025
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is calculated by dividing the Fund’s last regular distribution paid per share in the period (annualized) by the Fund’s NAV or market price (the price at which the Fund is traded on the exchange) at the end of the period. A Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments and should not be used as a measure of performance or confused with “yield” or “income.”
The Fund has adopted a policy to pay common shareholders a stable monthly distribution. A portion of the Fund’s distributions may be subject to the U.S. federal alternative minimum tax. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of amounts characterized for U.S. federal income tax purposes as exempt-interest dividends, ordinary dividends (including qualified dividends), capital gain distributions and nondividend distributions, also known as return of capital distributions. A nondividend or return of capital distribution results from a Fund distributing more than its net investment income and net realized capital gain for a given tax period and may represent a return of some or all of the money that an investor invested in the Fund’s shares, which, like other distributions, can cause the Fund’s NAV to erode. There is no assurance that the Fund will always be able to pay distributions of a particular size.
With each distribution, the Fund issues a notice to shareholders and a press release containing information about the amount and sources of the distribution and related information. Notices and press releases for the last 24 months are available on our website https://www.
eatonvance.com/resources/closed-end-fund-distribution-notices-19a.html. The amounts and sources of distributions are only estimates and are not provided for tax reporting purposes. The U.S. federal income tax character of distributions paid to a shareholder is reported on IRS Form 1099-DIV, which is provided to shareholders shortly after the end of each calendar year.
The amount of the Fund’s distributions is determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Shareholders should not assume that the source of any distribution from the Fund is net income or profit.
Taxable-equivalent distributions are calculated using a 40.8% U.S. federal income tax rate, which reflects the maximum U.S. federal tax rate of 37% plus the 3.8% U.S. federal Medicare surtax. Where applicable, the calculation also includes the highest individual U.S. state income tax rate for residents of the state for which a Fund’s income is designed to be exempt. Local income taxes and other applicable taxes are not considered in the calculation.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

Eaton Vance
Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 153.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 7.1%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,374,185
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	280	304,492
Texas Water Development Board:
5.00%, 10/15/47(1)	20,000	20,867,000
5.00%, 4/15/49(1)	10,700	10,968,356
5.00%, 10/15/58	2,000	2,072,340
		$ 41,586,373
Education — 5.3%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 253,235
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	5,000	5,564,700
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,780,400
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	10,369,000
University of Texas, 4.125%, 8/15/54	5,000	4,719,800
		$ 30,687,135
Electric Utilities — 8.4%
Austin, TX, Electric Utility Revenue, 5.00%, 11/15/48(1)	$10,000	$ 10,449,200
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	4,665	3,475,938
Orlando Utilities Commission, FL, Utility System Revenue, 5.00%, 10/1/48(1)	10,000	10,491,600
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	10,655,000
Seattle, WA, Municipal Light and Power Improvement Revenue, 5.00%, 3/1/53(1)	9,000	9,343,710
South Carolina Public Service Authority:
5.00%, 12/1/55	3,000	3,068,190
5.25%, 12/1/54	1,590	1,661,518
		$ 49,145,156
General Obligations — 34.7%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	$9,000	$ 9,257,040
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,367,400
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,403,800
California, 5.25%, 9/1/53(1)	10,000	10,750,300
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL, 5.00%, 12/1/30	$4,000	$ 4,109,160
Chicago, IL:
5.00%, 1/1/43	1,935	1,967,527
5.00%, 1/1/44	3,000	3,009,060
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(1)	10,000	10,485,700
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)	10,000	10,389,200
Houston, TX, 4.125%, 3/1/51	2,665	2,493,374
Illinois:
4.00%, 11/1/38	13,000	12,337,390
5.50%, 5/1/39	810	856,000
5.75%, 5/1/45	830	878,846
Jarrell Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	4,000	3,621,920
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	10,000	10,372,300
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	5,110	4,805,137
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)	10,000	10,351,200
L'Anse Creuse Public Schools, MI, 5.00%, 5/1/49	2,625	2,743,807
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,327,200
Longview Independent School District, TX, 4.00%, 2/15/49(1)	5,000	4,680,250
Massachusetts, 5.00%, 5/1/53(1)	10,000	10,374,700
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,372,600
New York, NY:
5.25%, 5/1/41(1)	7,100	7,657,421
5.25%, 5/1/42(1)	3,125	3,339,969
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	9,000	9,318,510
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	12,083,837
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/50	5,425	5,075,847
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,259,500
		$ 202,688,995
Hospital — 11.9%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 823,995
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	7,500	7,668,975

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System, Inc.), 4.25%, 8/15/54	$5,000	$ 4,674,150
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,144,680
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	5,000	5,001,450
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.25%, 7/1/52	2,500	2,612,100
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/54	2,500	2,564,750
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.25%, 4/1/55	4,125	3,837,364
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,582,300
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	4,050	4,154,004
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,567,211
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,534,096
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	2,000	1,890,100
5.25%, 11/1/54(1)	6,500	6,872,970
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	5,000	4,832,200
South Dakota Health and Educational Facilities Authority, (Avera Health), 4.25%, 7/1/49	3,000	2,843,700
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,099,090
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	5,150	4,909,237
		$ 69,612,372
Housing — 8.8%
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	$8,835	$ 8,627,289
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.50%, 8/1/54	2,500	2,403,200
Sustainable Development Bonds, 4.80%, 2/1/53	5,000	5,001,800
Sustainable Development Bonds, 4.95%, 11/1/58	1,575	1,585,269
New York Mortgage Agency, Social Bonds, 4.55%, 10/1/49	5,000	4,963,950
Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	$4,960	$ 4,807,133
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	6,295	6,242,059
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,695,529
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	3,875	3,812,341
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	856,040
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	1,965	1,942,835
4.95%, 7/1/53	960	964,810
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,810	1,832,788
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	4,953,500
		$ 51,688,543
Industrial Development Revenue — 3.8%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,918,272
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,680,667
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,828,027
		$ 22,426,966
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$325	$ 327,265
		$ 327,265
Insured - Education — 4.0%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 812,511
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,220,439
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	17,907,375
(AMBAC), 5.25%, 9/1/32(1)	750	844,695
University of Oklahoma, (BAM), 4.125%, 7/1/54	2,500	2,372,350
		$ 23,157,370

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 4.3%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,510,200
(NPFG), 0.00%, 11/15/38	1,000	518,010
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(1)	10,000	10,551,900
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,686,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	367,350
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,538,260
		$ 25,172,170
Insured - Escrowed/Prerefunded — 0.3%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,546,688
		$ 1,546,688
Insured - General Obligations — 5.5%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$4,500	$ 5,019,840
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	803,990
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,258,880
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,975,451
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,106,264
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	11,665	11,960,941
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,160,000
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,782,552
Trails at Crowfoot Metropolitan District No. 3, CO, (AGC), 4.25%, 12/1/54	2,500	2,312,550
		$ 32,380,468
Insured - Hospital — 2.3%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	$1,500	$ 1,577,145
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	5,000	5,141,800
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	5,000	5,358,250
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	1,000	1,089,040
		$ 13,166,235
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 539,145
		$ 539,145
Insured - Special Tax Revenue — 6.2%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$ 12,183,177
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	817,890
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	20,462,580
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	401,600
(AGC), 0.00%, 7/1/27	1,120	1,030,893
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,216,074
		$ 36,112,214
Insured - Transportation — 3.4%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/53	$6,000	$ 1,549,740
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	12,192,500
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,085,410
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	2,245	2,323,530
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/25	1,950	1,916,499
(XLCA), 0.00%, 9/1/26	1,000	944,000
		$ 20,011,679
Insured - Water and Sewer — 2.3%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	$10,000	$ 10,299,200
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,809,600
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,176,160
		$ 13,284,960
Lease Revenue/Certificates of Participation — 1.9%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$3,750	$ 3,834,225

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	$7,000	$ 7,153,930
		$ 10,988,155
Other Revenue — 3.9%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,400	$ 5,649,280
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,550,270
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,252,250
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,795,630
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	250	260,580
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,290,635
		$ 22,798,645
Senior Living/Life Care — 2.4%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(2)	$410	$ 397,606
Green Bonds, 5.00%, 11/15/46(2)	605	578,259
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	155,386
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	3,275	3,203,277
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	310	295,883
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,982,040
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	3,500	3,318,420
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities Obligated Group), 5.00%, 8/1/54	2,375	2,378,396
		$ 14,309,267
Special Tax Revenue — 17.8%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,570,050
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	4,500	4,782,735
Hobe-St. Lucie Conservancy District, FL, 5.875%, 5/1/55	1,050	1,068,396
Michigan, Trunk Line Revenue, 5.25%, 11/15/49(1)	10,000	10,750,800
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/39(1)	$5,000	$ 4,853,350
4.00%, 2/1/43	2,310	2,203,648
5.00%, 11/1/46(1)	5,000	5,186,450
5.00%, 2/1/47	5,000	5,162,000
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,036,270
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,770	2,538,677
4.00%, 3/15/47	3,500	3,221,190
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46	7,000	6,449,240
New York State Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	1,910	1,778,095
Green Bonds, 5.00%, 3/15/55(1)	5,000	5,164,700
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,917,980
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,354,539
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,802,150
Washington Metropolitan Area Transit Authority, D.C.:
Sustainability Bonds, 4.375%, 7/15/59	5,000	4,720,050
Sustainability Bonds, 5.25%, 7/15/53(1)	10,000	10,510,900
		$ 104,071,220
Transportation — 17.4%
Atlanta, GA, Airport General Revenue, Green Bonds, 5.00%, 7/1/53(1)	$10,000	$ 10,415,800
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(1)	10,000	10,444,000
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	3,920	3,968,647
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	16,904,160
Illinois Toll Highway Authority, 5.00%, 1/1/44(1)	10,000	10,576,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	3,145	3,194,502
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	2,125	2,198,249
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	10,000	10,412,400
Metropolitan Transportation Authority, NY:
Green Bonds, 4.75%, 11/15/45	730	732,613

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY: (continued)
Green Bonds, 5.25%, 11/15/55	$1,770	$ 1,841,066
New Jersey Turnpike Authority, 5.25%, 1/1/52	2,500	2,642,275
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	960	1,021,162
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	5,968,440
5.00%, 1/1/48	7,500	7,568,925
Oklahoma Turnpike Authority, 5.50%, 1/1/53	5,000	5,350,350
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	3,000	3,118,560
5.25%, 12/1/52	2,600	2,742,038
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,500	2,481,700
		$ 101,581,487
Water and Sewer — 1.1%
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$3,600	$ 3,439,332
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,164,850
		$ 6,604,182
Total Tax-Exempt Municipal Obligations (identified cost $889,983,918)		$ 893,886,690

Taxable Municipal Obligations — 0.0%†
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 231,544
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	120	120,763
Total Taxable Municipal Obligations (identified cost $350,000)		$ 352,307
Total Investments — 153.0% (identified cost $890,333,918)		$ 894,238,997
Other Assets, Less Liabilities — (53.0)%		$ (309,868,481)
Net Assets — 100.0%		$ 584,370,516
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $1,271,748 or 0.2% of the Fund's net assets.
At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	26.7%
New York	14.1%
Others, representing less than 10% individually	59.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 137.2%
Security	Principal Amount (000's omitted)	Value
Education — 6.9%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	$3,000	$ 3,065,730
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	2,150	1,950,502
California Municipal Finance Authority, (Westside Neighbourhood School), 5.90%, 6/15/44(1)	1,030	1,099,154
University of California, 5.00%, 5/15/53(2)	10,000	10,659,900
		$ 16,775,286
General Obligations — 61.3%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,807,000
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54(2)	10,180	10,002,359
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,177,495
Antelope Valley Community College District, CA, (Election of 2016):
0.00%, 8/1/45	1,710	659,325
0.00%, 8/1/46	1,800	660,906
0.00%, 8/1/48	2,900	964,105
0.00%, 8/1/49	3,660	1,158,902
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/52	4,250	4,498,710
California:
4.75%, 12/1/42	3,000	3,060,150
5.00%, 9/1/52(2)	10,000	10,511,700
5.25%, 9/1/53(2)	10,000	10,750,300
Chaffey Joint Union High School District, CA, (Election of 2012), 4.00%, 8/1/49	11,900	11,437,209
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	2,000	1,901,700
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,353,524
4.125%, 8/1/47	1,000	985,930
Gateway Unified School District, CA, (Election of 2024), 4.25%, 8/1/54	3,175	3,063,494
Jefferson Elementary School District, CA, (Election of 2022):
4.25%, 9/1/43	1,000	1,009,650
5.00%, 9/1/49	1,440	1,531,642
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,465	1,643,891
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/53	$7,430	$ 7,982,643
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	7,200	6,766,488
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/50(2)	7,500	7,131,450
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,650	1,616,901
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(2)	10,000	10,720,800
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(2)	10,000	10,610,700
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,450	9,230,004
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	3,988,640
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	1,000	965,810
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	2,625	2,566,961
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,278,750
Tamalpais Union High School District, CA, (Election of 2024), 4.125%, 8/1/50(2)	7,000	6,874,630
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,053,236
		$ 147,965,005
Hospital — 7.7%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$10,025	$ 9,439,841
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,138,073
5.00%, 11/15/35	3,040	3,046,475
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	4,440	4,066,507
		$ 18,690,896
Housing — 3.9%
California Municipal Finance Authority, (Caritas):
4.00%, 8/15/51	$435	$ 364,835
Social Bonds, 5.25%, 8/15/53	900	930,798
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	1,500	1,463,115

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	$4,510	$ 4,637,723
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.35%, 12/1/49	2,250	2,098,147
		$ 9,494,618
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,663,704
		$ 3,663,704
Insured - General Obligations — 18.6%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$3,375	$ 3,263,760
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	1,425	1,065,472
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	773,090
Coalinga-Huron Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/48	1,000	1,036,590
(BAM), 5.25%, 8/1/53	2,750	2,879,442
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	675	510,057
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	3,500	3,473,330
Eastside Union School District, CA, (Election of 2022):
(BAM), 5.50%, 8/1/48	1,500	1,657,845
(BAM), 5.50%, 8/1/53	1,500	1,644,990
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	968,450
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,871,326
Lancaster School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/55(3)	60	63,182
(BAM), 5.00%, 8/1/55(2)(3)	12,300	12,952,392
McFarland Unified School District, CA, (Election of 2020), (BAM), 4.50%, 11/1/52	4,500	4,530,420
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	2,000	1,938,900
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	750	745,208
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,441,600
		$ 44,816,054
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 4.1%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$4,220	$ 4,223,165
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	5,820	5,625,030
		$ 9,848,195
Insured - Special Tax Revenue — 1.7%
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Projects):
(AGM), 5.00%, 8/1/43	$2,145	$ 2,277,925
(AGM), 5.25%, 8/1/53	1,815	1,932,340
		$ 4,210,265
Insured - Transportation — 2.8%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/51	$8,065	$ 2,310,219
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	1,000	1,036,170
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	3,520	3,321,155
		$ 6,667,544
Insured - Water and Sewer — 0.7%
Mountain House Public Financing Authority, CA, Green Bonds, (BAM), 4.25%, 12/1/52	$1,750	$ 1,707,685
		$ 1,707,685
Lease Revenue/Certificates of Participation — 1.3%
South Tahoe Public Utility District, CA Water Revenue, 5.00%, 8/1/54	$3,000	$ 3,146,760
		$ 3,146,760
Other Revenue — 2.5%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,044,540
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	3,000	3,143,160
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,761,310
		$ 5,949,010
Senior Living/Life Care — 3.0%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$3,105	$ 2,762,550
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/54	1,540	1,577,052

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	$20	$ 19,500
Green Bonds, 5.00%, 11/15/46(1)	485	463,563
California Statewide Communities Development Authority, (Moldaw Residences), 4.25%, 11/1/44	2,500	2,478,725
		$ 7,301,390
Special Tax Revenue — 1.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$3,645	$ 3,595,173
		$ 3,595,173
Transportation — 13.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.125%, 4/1/54	$2,585	$ 2,475,034
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(2)	10,000	10,135,900
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	3,750	3,826,313
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,051,350
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(2)	10,000	10,361,200
		$ 31,849,797
Water and Sewer — 6.5%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(2)	$12,000	$ 12,719,160
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	1,860	1,766,163
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,175,174
		$ 15,660,497
Total Tax-Exempt Municipal Obligations (identified cost $333,321,998)		$ 331,341,879

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$1,260	$ 1,122,635
		$ 1,122,635
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.5%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 692,810
2.951%, 8/1/51	1,400	925,078
Robla School District, CA, 2.602%, 8/1/40	615	456,871
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,605,160
		$ 3,679,919
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$970	$ 760,917
		$ 760,917
Insured - General Obligations — 1.8%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,508,650
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	875,575
		$ 4,384,225
Other Revenue — 1.3%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 783,500
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	698,373
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,590,420
		$ 3,072,293
Total Taxable Municipal Obligations (identified cost $17,390,168)		$ 13,019,989
Total Investments — 142.6% (identified cost $350,712,166)		$ 344,361,868
Other Assets, Less Liabilities — (42.6)%		$ (102,811,024)
Net Assets — 100.0%		$ 241,550,844
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $2,704,852 or 1.1% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 21.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 12.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Other — 0.5%
YMCA of Greater New York, 2.303%, 8/1/26	$1,000	$ 965,100
Total Corporate Bonds (identified cost $920,198)		$ 965,100

Tax-Exempt Municipal Obligations — 139.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 141,688
Green Bonds, 5.00%, 9/15/47(1)	2,700	2,833,758
		$ 2,975,446
Education — 6.5%
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	$375	$ 385,650
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	675,745
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,180	1,176,436
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	6,085	5,531,326
5.00%, 7/1/53	1,235	1,299,381
New York Dormitory Authority, (Pace University):
5.25%, 5/1/43	450	479,659
5.25%, 5/1/44	450	478,593
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,000	892,150
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	398,089
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	397,726
5.00%, 10/15/49	80	77,790
		$ 11,792,545
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 11.7%
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$7,500	$ 7,769,325
New York Power Authority, Green Bonds, 4.00%, 11/15/50	11,500	10,274,675
Utility Debt Securitization Authority, NY:
Green Bonds, 5.00%, 12/15/49	2,000	2,098,340
Green Bonds, 5.00%, 12/15/50	1,000	1,054,960
		$ 21,197,300
General Obligations — 15.8%
New York, 5.00%, 3/15/41	$2,700	$ 2,937,384
New York, NY:
4.00%, 4/1/50	1,930	1,777,665
5.00%, 8/1/47(1)	10,000	10,311,500
5.00%, 8/1/51(1)	10,000	10,335,700
Puerto Rico, 4.00%, 7/1/46	1,000	873,050
Washingtonville Central School District, NY:
0.05%, 6/15/35	725	456,736
0.05%, 6/15/36	950	568,166
0.05%, 6/15/37	950	536,731
0.05%, 6/15/38	950	507,566
0.05%, 6/15/39	695	351,239
		$ 28,655,737
Hospital — 6.8%
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	$1,000	$ 1,022,090
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,644,170
New York Dormitory Authority, (Montefiore Obligated Group), 5.50%, 11/1/47	500	523,890
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	6,000	5,245,980
5.00%, 5/1/52	2,330	2,389,834
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,388,835
		$ 12,214,799
Housing — 10.6%
New York City Housing Development Corp., NY:
Green Bonds, (Liq: TD Bank, N.A.), 2.80%, 5/1/50(3)	$10	$ 10,000
Sustainable Development Bonds, 2.75%, 5/1/51	3,000	2,049,690
Sustainable Development Bonds, 4.30%, 11/1/45	1,000	961,020
Sustainable Development Bonds, 4.50%, 8/1/54	1,000	961,280
Sustainable Development Bonds, 4.55%, 11/1/54	2,000	1,938,140

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Sustainable Development Bonds, 4.95%, 11/1/58	$1,000	$ 1,006,520
Sustainable Neighborhood Bonds, 3.40%, 11/1/39	815	716,564
Sustainable Neighborhood Bonds, 3.55%, 11/1/44	945	804,951
Sustainable Neighborhood Bonds, 3.70%, 11/1/38	850	781,788
Sustainable Neighborhood Bonds, 3.80%, 11/1/43	1,305	1,188,333
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	836,554
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	470,595
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	975,580
New York Mortgage Agency:
Social Bonds, 4.55%, 10/1/49	4,000	3,971,160
Social Bonds, 5.00%, 10/1/53	2,500	2,500,900
		$ 19,173,075
Industrial Development Revenue — 4.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	$895	$ 1,008,701
5.50%, 10/1/37	1,440	1,655,770
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,017,230
(AMT), 5.00%, 10/1/40	2,665	2,711,078
(AMT), 6.00%, 4/1/35	760	835,270
		$ 7,228,049
Insured - Education — 0.8%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$1,345	$ 1,526,535
		$ 1,526,535
Insured - Electric Utilities — 3.4%
New York Power Authority, Green Transmission Revenue:
(AGM), 4.00%, 11/15/47	$3,750	$ 3,498,975
Green Bonds, (AGM), 5.00%, 11/15/48	1,000	1,051,080
Green Bonds, (AGM), 5.00%, 11/15/53	1,500	1,560,555
		$ 6,110,610
Insured - General Obligations — 5.2%
Nassau County, NY:
(AGM), 4.00%, 4/1/47	$2,125	$ 2,000,560
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Nassau County, NY: (continued)
(AGM), 5.00%, 7/1/40(1)	$7,110	$ 7,369,017
		$ 9,369,577
Insured - Hospital — 2.3%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,000	$ 895,290
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AGC), 5.50%, 10/1/54	2,750	2,928,805
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	250	272,260
		$ 4,096,355
Insured - Other Revenue — 2.0%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,618,848
		$ 3,618,848
Insured - Transportation — 3.1%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	$4,000	$ 3,568,840
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,361,340
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	675	698,612
		$ 5,628,792
Other Revenue — 1.1%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$2,000	$ 1,968,640
		$ 1,968,640
Senior Living/Life Care — 0.6%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/36	$970	$ 986,752
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	21,625
		$ 1,008,377
Special Tax Revenue — 37.4%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/47	$5,000	$ 5,162,000
5.00%, 5/1/50	1,500	1,563,645
5.00%, 5/1/53(1)	10,000	10,347,200

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	$10,000	$ 10,384,500
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	2,000	1,894,180
4.00%, 3/15/49	1,000	928,860
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,351,400
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/45	3,000	2,810,850
5.00%, 3/15/48	1,850	1,934,564
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,452,155
Triborough Bridge and Tunnel Authority, NY:
5.25%, 12/1/54	2,500	2,640,600
Green Bonds, 5.25%, 5/15/47(1)	7,500	7,927,575
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021C, 5.00%, 5/15/51	3,000	3,091,230
Green Bonds, 5.25%, 11/15/42	1,000	1,087,640
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,510	2,344,465
4.125%, 5/15/64	2,000	1,803,160
		$ 67,724,024
Transportation — 16.8%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$1,000	$ 900,020
Green Bonds, 4.75%, 11/15/45	1,205	1,209,314
New York State Thruway Authority, 4.00%, 1/1/45	2,625	2,392,530
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.50%, 6/30/54	1,000	1,034,350
Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,047,642
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	810,518
(AMT), 5.00%, 7/1/41	2,150	2,150,279
(AMT), 5.00%, 7/1/46	1,000	994,050
(AMT), 5.25%, 1/1/50	1,240	1,239,950
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,000	898,770
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey, (AMT), 5.00%, 8/1/37	$1,250	$ 1,306,663
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	15,000	15,402,450
		$ 30,386,536
Water and Sewer — 9.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47(1)	$4,000	$ 4,180,800
5.00%, 6/15/51(1)	10,000	10,330,200
5.25%, 6/15/48	2,000	2,134,420
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 6/15/50(4)	1,000	1,000,000
		$ 17,645,420
Total Tax-Exempt Municipal Obligations (identified cost $260,204,210)		$ 252,320,665

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$50	$ 49,940
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,354,060
		$ 1,404,000
Special Tax Revenue — 0.5%
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$1,000	$ 1,019,130
		$ 1,019,130
Total Taxable Municipal Obligations (identified cost $3,027,540)		$ 2,423,130
Total Investments — 141.3% (identified cost $264,151,948)		$ 255,708,895
Other Assets, Less Liabilities — (41.3)%		$ (74,796,286)
Net Assets — 100.0%		$ 180,912,609

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $2,581,216 or 1.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 11.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 9.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited)

	March 31, 2025
	Municipal Fund	California Fund	New York Fund
Assets
Investments:
Identified cost	$ 890,333,918	$ 350,712,166	$ 264,151,948
Unrealized appreciation (depreciation)	3,905,079	(6,350,298)	(8,443,053)
Investments, at value	$ 894,238,997	$344,361,868	$255,708,895
Cash	$ —	$ 294,208	$ 1,337,642
Interest receivable	11,406,138	3,019,963	3,246,024
Receivable for investments sold	5,000	13,938,815	7,102,634
Trustees' deferred compensation plan	306,112	102,814	75,255
Due from broker for floating rate notes issued	—	320,000	—
Total assets	$ 905,956,247	$362,037,668	$267,470,450
Liabilities
Payable for floating rate notes issued	$ 317,222,974	$ 94,677,179	$ 77,048,474
Due to broker for floating rate notes redeemed	—	12,000,000	8,625,000
Payable for when-issued securities	—	13,010,383	—
Due to custodian	551,927	—	—
Payable to affiliates:
Investment adviser fee	465,501	175,916	138,232
Trustees' deferred compensation plan	306,112	102,814	75,255
Interest expense and fees payable	2,923,741	461,554	609,755
Accrued expenses	115,476	58,978	61,125
Total liabilities	$ 321,585,731	$120,486,824	$ 86,557,841
Net Assets	$ 584,370,516	$241,550,844	$180,912,609
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 540,764	$ 246,729	$ 179,613
Additional paid-in capital	685,241,168	304,538,454	226,102,264
Accumulated loss	(101,411,416)	(63,234,339)	(45,369,268)
Net Assets	$ 584,370,516	$241,550,844	$180,912,609
Common Shares Issued and Outstanding	54,076,420	24,672,939	17,961,289
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 10.81	$ 9.79	$ 10.07

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2025
	Municipal Fund	California Fund	New York Fund
Investment Income
Interest income	$ 20,976,638	$ 7,202,768	$ 5,909,051
Total investment income	$ 20,976,638	$ 7,202,768	$ 5,909,051
Expenses
Investment adviser fee	$ 2,843,526	$ 1,003,595	$ 824,776
Trustees’ fees and expenses	30,915	10,632	9,030
Custodian fee	106,029	36,607	29,660
Transfer and dividend disbursing agent fees	53,522	9,088	9,000
Legal and accounting services	283,775	302,858	237,795
Printing and postage	92,063	50,640	37,822
Interest expense and fees	5,573,636	1,547,805	1,484,864
Miscellaneous	99,329	67,721	41,158
Total expenses	$ 9,082,795	$ 3,028,946	$ 2,674,105
Net investment income	$ 11,893,843	$ 4,173,822	$ 3,234,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (4,114,388)	$ (2,668,705)	$ (1,065,301)
Net realized loss	$ (4,114,388)	$ (2,668,705)	$ (1,065,301)
Change in unrealized appreciation (depreciation):
Investments	$ (32,781,444)	$ (11,848,642)	$ (12,573,840)
Net change in unrealized appreciation (depreciation)	$(32,781,444)	$(11,848,642)	$(12,573,840)
Net realized and unrealized loss	$(36,895,832)	$(14,517,347)	$(13,639,141)
Net decrease in net assets from operations	$(25,001,989)	$(10,343,525)	$(10,404,195)

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Statements of Changes in Net Assets

Six Months Ended March 31, 2025 (Unaudited)
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,893,843	$ 4,173,822	$ 3,234,946
Net realized loss	(4,114,388)	(2,668,705)	(1,065,301)
Net change in unrealized appreciation (depreciation)	(32,781,444)	(11,848,642)	(12,573,840)
Net decrease in net assets from operations	$ (25,001,989)	$ (10,343,525)	$ (10,404,195)
Distributions to common shareholders	$ (16,916,244)*	$ (6,173,169)*	$ (4,493,915)*
Capital share transactions:
Cost of shares repurchased in tender offer (see Note 5)	$ (30,642,542)	$ —	$ —
Net decrease in net assets from capital share transactions	$ (30,642,542)	$ —	$ —
Net decrease in net assets	$ (72,560,775)	$ (16,516,694)	$ (14,898,110)
Net Assets
At beginning of period	$ 656,931,291	$ 258,067,538	$ 195,810,719
At end of period	$584,370,516	$241,550,844	$180,912,609
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 27,375,518	$ 8,210,267	$ 6,407,410
Net realized loss	(3,664,438)	(3,031,620)	(2,610,818)
Net change in unrealized appreciation (depreciation)	76,901,773	27,638,674	25,698,790
Net increase in net assets from operations	$ 100,612,853	$ 32,817,321	$ 29,495,382
Distributions to common shareholders	$ (27,412,271)	$ (8,115,613)	$ (6,276,735)
Tax return of capital to common shareholders	$ (8,350,742)	$ (2,802,163)	$ (1,816,622)
Capital share transactions:
Cost of shares repurchased in tender offer (see Note 5)	$ (157,836,264)	$ —	$ —
Net decrease in net assets from capital share transactions	$(157,836,264)	$ —	$ —
Net increase (decrease) in net assets	$ (92,986,424)	$ 21,899,545	$ 21,402,025
Net Assets
At beginning of year	$ 749,917,715	$ 236,167,993	$ 174,408,694
At end of year	$ 656,931,291	$258,067,538	$195,810,719

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2025
	Municipal Fund	California Fund	New York Fund
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (25,001,989)	$ (10,343,525)	$ (10,404,195)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(68,426,617)	(101,284,790)	(31,776,012)
Investments sold	115,216,545	77,846,448	35,506,604
Net amortization/accretion of premium (discount)	(381,530)	173,545	228,432
Decrease (increase) in interest receivable	(111,680)	281,497	(55,892)
Decrease in Trustees’ deferred compensation plan	5,990	2,003	1,422
Increase (decrease) in payable to affiliates for investment adviser fee	(17,172)	10,074	(96)
Decrease in interest expense and fees payable	(617,268)	(171,350)	(248,941)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(5,990)	(2,003)	(1,422)
Decrease in accrued expenses	(256,518)	(115,520)	(114,323)
Net change in unrealized (appreciation) depreciation from investments	32,781,444	11,848,642	12,573,840
Net realized loss from investments	4,114,388	2,668,705	1,065,301
Net cash provided by (used in) operating activities	$ 57,299,603	$ (19,086,274)	$ 6,774,718
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (16,916,244)	$ (6,173,169)	$ (4,493,915)
Repurchases of common shares in tender offer	(30,642,542)	—	—
Proceeds from secured borrowings	—	47,600,000	—
Repayment of secured borrowings	(9,645,000)	(21,200,000)	(575,000)
Decrease in due to custodian	(2,345,817)	(846,349)	(368,161)
Net cash provided by (used in) financing activities	$ (59,549,603)	$ 19,380,482	$ (5,437,076)
Net increase (decrease) in cash	$ (2,250,000)	$ 294,208	$ 1,337,642
Cash and restricted cash at beginning of period	$ 2,250,000	$ —	$ —
Cash at end of period	$ —	$ 294,208	$ 1,337,642
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 6,190,904	$ 1,719,155	$ 1,733,805

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$ 11.54	$ 10.54	$ 10.85	$ 13.95	$ 14.05	$ 13.98
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.40	$ 0.39	$ 0.52	$ 0.59	$ 0.57
Net realized and unrealized gain (loss)	(0.65)	1.08	(0.30)	(3.07)	(0.09)	0.03
Total income (loss) from operations	$ (0.44)	$ 1.48	$ 0.09	$ (2.55)	$ 0.50	$ 0.60
Less Distributions
From net investment income	$ (0.30)*	$ (0.40)	$ (0.39)	$ (0.55)	$ (0.60)	$ (0.56)
Tax return of capital	—	(0.13)	(0.03)	—	—	—
Total distributions	$ (0.30)	$ (0.53)	$ (0.42)	$ (0.55)	$ (0.60)	$ (0.56)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ 0.02	$ —	$ —	$ —
Discount on tender offer (see Note 5)(1)	$ 0.01	$ 0.05	$ —	$ —	$ —	$ 0.03
Net asset value — End of period	$ 10.81	$ 11.54	$ 10.54	$ 10.85	$ 13.95	$ 14.05
Market value — End of period	$ 9.97	$ 10.76	$ 8.96	$ 9.68	$ 13.38	$ 13.17
Total Investment Return on Net Asset Value(2)	(3.54)% (3)	15.31%	1.30%	(18.50)%	3.75%	4.99%
Total Investment Return on Market Value(2)	(4.58)% (3)	26.47%	(3.47)%	(24.19)%	6.16%	6.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$584,371	$656,931	$749,918	$780,476	$1,003,822	$1,011,234
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.13% (5)	0.97%	1.05%	1.09%	1.09%	1.13%
Interest and fee expense(6)	1.79% (5)	1.78%	2.12%	0.78%	0.41%	1.05%
Total expenses	2.92% (5)	2.75%	3.17%	1.87%	1.50%	2.18%
Net expenses	2.92% (5)	2.75%	3.17%	1.87%	1.50%	2.18%
Net investment income	3.82% (5)	3.57%	3.44%	4.12%	4.18%	4.09%
Portfolio Turnover	7% (3)	41%	52%	35%	10%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$ 10.46	$ 9.57	$ 9.73	$ 12.47	$ 12.66	$ 12.57
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.33	$ 0.33	$ 0.43	$ 0.50	$ 0.47
Net realized and unrealized gain (loss)	(0.59)	1.00	(0.13)	(2.73)	(0.19)	0.08
Total income (loss) from operations	$ (0.42)	$ 1.33	$ 0.20	$ (2.30)	$ 0.31	$ 0.55
Less Distributions
From net investment income	$ (0.25)*	$ (0.33)	$ (0.31)	$ (0.45)	$ (0.50)	$ (0.46)
Tax return of capital	—	(0.11)	(0.05)	(0.01)	—	—
Total distributions	$ (0.25)	$ (0.44)	$ (0.36)	$ (0.46)	$ (0.50)	$ (0.46)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ —	$ 0.02	$ —	$ —
Net asset value — End of period	$ 9.79	$ 10.46	$ 9.57	$ 9.73	$ 12.47	$ 12.66
Market value — End of period	$ 9.27	$ 9.65	$ 8.12	$ 8.51	$ 11.94	$ 11.36
Total Investment Return on Net Asset Value(2)	(3.79)% (3)	14.61%	2.50%	(18.37)%	2.78%	4.93%
Total Investment Return on Market Value(2)	(1.35)% (3)	24.62%	(0.56)%	(25.43)%	9.67%	4.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$241,551	$258,068	$236,168	$240,051	$311,635	$316,361
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.19% (5)	0.94%	1.07%	1.14%	1.11%	1.12%
Interest and fee expense(6)	1.23% (5)	1.46%	1.97%	0.85%	0.40%	1.00%
Total expenses	2.42% (5)	2.40%	3.04%	1.99%	1.51%	2.12%
Net expenses	2.42% (5)	2.40%	3.04%	1.99%	1.51%	2.12%
Net investment income	3.33% (5)	3.25%	3.22%	3.81%	3.96%	3.76%
Portfolio Turnover	27% (3)	20%	37%	43%	19%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$ 10.90	$ 9.71	$ 9.91	$ 13.27	$ 13.25	$ 13.48
Income (Loss) From Operations
Net investment income(1)	$ 0.18	$ 0.36	$ 0.35	$ 0.42	$ 0.49	$ 0.49
Net realized and unrealized gain (loss)	(0.76)	1.28	(0.19)	(3.37)	0.04	(0.24)
Total income (loss) from operations	$ (0.58)	$ 1.64	$ 0.16	$ (2.95)	$ 0.53	$ 0.25
Less Distributions
From net investment income	$ (0.25)*	$ (0.35)	$ (0.36)	$ (0.42)	$ (0.50)	$ (0.48)
Tax return of capital	—	(0.10)	—	—	(0.01)	—
Total distributions	$ (0.25)	$ (0.45)	$ (0.36)	$ (0.42)	$ (0.51)	$ (0.48)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ —	$ 0.01	$ —	$ —
Net asset value — End of period	$ 10.07	$ 10.90	$ 9.71	$ 9.91	$ 13.27	$ 13.25
Market value — End of period	$ 9.49	$ 9.96	$ 8.29	$ 8.45	$ 12.27	$ 11.80
Total Investment Return on Net Asset Value(2)	(5.12)% (3)	17.61%	1.82%	(22.30)%	4.34%	2.37%
Total Investment Return on Market Value(2)	(2.24)% (3)	25.88%	1.95%	(28.32)%	8.30%	(1.21)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$180,913	$195,811	$174,409	$178,046	$240,448	$240,042
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.26% (5)	1.03%	1.11%	1.07%	1.06%	1.09%
Interest and fee expense(6)	1.57% (5)	1.82%	2.33%	0.66%	0.35%	0.93%
Total expenses	2.83% (5)	2.85%	3.44%	1.73%	1.41%	2.02%
Net expenses	2.83% (5)	2.85%	3.44%	1.73%	1.41%	2.02%
Net investment income	3.43% (5)	3.36%	3.29%	3.55%	3.65%	3.68%
Portfolio Turnover	12% (3)	21%	54%	61%	15%	31%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Bond Fund (Municipal Fund), Eaton Vance California Municipal Bond Fund (California Fund) and Eaton Vance New York Municipal Bond Fund (New York Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act). New York Fund is a non-diversified, closed-end management investment company. Municipal Fund and California Fund are diversified closed-end management investment companies. The Funds' investment objective is to provide current income exempt from regular federal income tax and, in state specific funds, taxes in their specified state and city (if any).
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a  Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in

Eaton Vance
Municipal Bond Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
G  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at March 31, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Municipal Fund	California Fund	New York Fund
Floating Rate Notes Outstanding	$317,222,974	$ 94,677,179	$77,048,474
Interest Rate or Range of Interest Rates (%)	2.87 - 3.27	2.91 - 3.20	2.90 - 3.07
Collateral for Floating Rate Notes Outstanding	$415,843,713	$123,430,491	$99,774,100
For the six months ended March 31, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Municipal Fund	California Fund	New York Fund
Average Floating Rate Notes Outstanding	$323,520,467	$ 85,587,967	$85,944,863
Average Interest Rate	3.46%	3.63%	3.46%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Funds may treat their investments in residual interest bonds and similar financing transactions as subject to the asset coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Funds have opted to treat such investments as derivatives transactions. The Funds may change this approach at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
J  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
Distributions in any year may include a return of capital component. For the six months ended March 31, 2025, the amount of distributions estimated to be a tax return of capital were approximately $4,816,000, $1,878,000 and $1,178,000 for Municipal Fund, California Fund and New York Fund, respectively. The final determination of tax characteristics of a Fund’s distributions will occur at the end of the year, at which time it will be reported to the  shareholders.
At September 30, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Municipal Fund	California Fund	New York Fund
Deferred capital losses:
Short-term	$66,088,246	$21,951,636	$16,071,710
Long-term	$32,714,878	$30,292,386	$19,337,344
The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
	Municipal Fund	California Fund	New York Fund
Aggregate cost	$ 571,574,028	$255,608,916	$185,037,548
Gross unrealized appreciation	$ 17,880,925	$ 3,757,777	$ 2,251,777
Gross unrealized depreciation	(12,438,930)	(9,682,004)	(8,628,904)
Net unrealized appreciation (depreciation)	$ 5,441,995	$ (5,924,227)	$ (6,377,127)

Eaton Vance
Municipal Bond Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is computed at an annual rate of 0.60% of each Fund’s average weekly gross assets and is payable monthly. Gross assets of a Fund are calculated by deducting accrued liabilities of the Fund except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund and the amount of floating-rate notes included as a liability in the Fund’s Statement of Assets and Liabilities of up to $801,875,000 for Municipal Fund, $228,750,000 for California Fund and $165,000,000 for New York Fund, and (ii) the amount of any outstanding preferred shares issued by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2025, the investment adviser fees were as follows:
	Municipal Fund	California Fund	New York Fund
Investment Adviser Fee	$2,843,526	$1,003,595	$824,776
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2025 were as follows:
	Municipal Fund	California Fund	New York Fund
Purchases	$ 68,426,617	$112,068,438	$31,776,012
Sales	$115,216,483	$ 91,785,263	$42,609,238
5  Common Shares of Beneficial Interest
The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2025 and the year ended September 30, 2024.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Funds. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2025 and the year ended September 30, 2024.
On May 6, 2024, Municipal Fund’s Board of Trustees (the “Board”) authorized a cash tender offer (the “Firm Tender Offer”) by Municipal Fund of up to 20% of its outstanding common shares at a price per share equal to 98% of Municipal Fund’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the date the Firm Tender Offer expires. On June 7, 2024, Municipal Fund commenced a cash tender offer for up to 14,230,637 of its outstanding shares. The tender offer expired at 5:00 p.m. Eastern Time on July 9, 2024. The number of properly tendered shares that were purchased was 14,230,637. The purchase price of the properly tendered shares was equal to $11.0913 per share for an aggregate purchase price of $157,836,264.
The Board also authorized two conditional cash tender offers, to follow the Firm Tender Offer, for up to 5% of Municipal Fund’s then-outstanding common shares at 98% of NAV per share as of the close of regular trading on the NYSE on the date the tender offer expires, provided certain conditions are met. If Municipal Fund’s common shares were to trade at an average discount to NAV of more than 7.5% (based upon the average of the difference between its volume-weighted average market price and NAV each business day during a four-month measurement period, as measured at the close of the period), the condition for a conditional cash tender offer would be met.
The four-month measurement period for the Initial Conditional Tender Offer was July 9, 2024 through November 8, 2024, during which the condition for the Initial Conditional Tender Offer was met. On December 10, 2024, Municipal Fund commenced a cash tender offer for up to 2,846,127 of its outstanding common shares. The tender offer expired at 5:00 p.m. Eastern Time on January 10, 2025. The number of properly tendered shares that were purchased was 2,846,127. The purchase price of the properly tendered shares was equal to $10.7664 per share for an aggregate purchase price of $30,642,542.

Eaton Vance
Municipal Bond Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

On January 14, 2025, Municipal Fund announced the four-month measurement period for the Second Conditional Tender Offer, beginning March 10, 2025 through July 9, 2025. If the condition for the Second Conditional Offer is met, Municipal Fund will conduct the Second Conditional Tender Offer within 20 business days after the close of the measurement period.
At March 31, 2025, according to the filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one entity owned 14.4% of Municipal Fund's common shares, three affiliated entities and two affiliated entities each owned more than 10% of California Fund's common shares aggregating 29.6%, and three affiliated entities and two affiliated entities each owned more than 10% of New York Fund's common shares aggregating 34.1%.
6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 893,886,690	$ —	$ 893,886,690
Taxable Municipal Obligations	—	352,307	—	352,307
Total Investments	$ —	$894,238,997	$ —	$894,238,997
California Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 331,341,879	$ —	$ 331,341,879
Taxable Municipal Obligations	—	13,019,989	—	13,019,989
Total Investments	$ —	$344,361,868	$ —	$344,361,868
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 965,100	$ —	$ 965,100
Tax-Exempt Municipal Obligations	—	252,320,665	—	252,320,665
Taxable Municipal Obligations	—	2,423,130	—	2,423,130
Total Investments	$ —	$255,708,895	$ —	$255,708,895

Eaton Vance
Municipal Bond Funds
March 31, 2025
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC ("EQ"), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Funds' Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds' repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds' annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7727    3.31.25

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:May 22, 2025